Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 293,654	$ 5,010		$ 3,559	$ 533,992
Franchise tax expenses	32,100				123,026
Loss from operations	(325,754)	(5,010)		(3,559)	(657,018)
Interest earned on investments held in Trust Account	798,516				1,280,500
Unrealized gain on investment held in Trust Account	451,552				375,978
Change in fair value of convertible notes	462,670
Change in fair value of warrant liabilities	(10,600)				555,917
Income (loss) before income taxes	1,376,384	(5,010)		(3,559)	1,555,377
Deferred income taxes provision					(78,955)
Income tax provision	(255,773)				(243,070)
Net income (loss)	$ 1,120,611	$ (5,010)		$ (3,559)	$ 1,233,352
Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	11,364,370				8,526,027
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.1				$ 1.05
Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	3,405,000	2,500,000	[1]		3,236,568
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.01)	$ 0			$ (2.39)

[1]	Excludes up to 375,000 shares of common stock subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part (see Note 5). As a result of the underwriters’ full exercise their over-allotment option, no insider shares are subject to forfeiture after April 7, 2022.